Financial Highlights (Schedule Of Weighted Average Number Of Units For Each Series) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Unit [Line Items]
Brokerage Fee, Percentage Fee	7.00%
Series 1 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	150,460.406	159,980.042	182,693.002
Weighted average number of units, Date of initial issuance	July 23, 2001
Series 2 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	6.797	12.094	39.121
Weighted average number of units, Date of initial issuance	April 1, 2010
Series 3 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	17,465.839	14,762.240	14,145.541
Weighted average number of units, Date of initial issuance	September 1, 2009
Series 4 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	3,238.290	2,774.133	2,496.701
Weighted average number of units, Date of initial issuance	November 1, 2010